UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 7.2% (4.7% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$1,483,035
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
290	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	269,126
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,320	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	3,317,776
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,350	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	873,072
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

6,460	Total Consumer Staples			5,943,009

	Education and Civic Organizations – 2.2% (1.4% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	70,085
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	46,589
60	5.000%, 11/01/25	11/15 at 100.00	A2	60,958
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	1,622,460
	5/15/17 – AMBAC Insured

1,675	Total Education and Civic Organizations			1,800,092

	Energy – 0.6% (0.4% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	463,100
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 23.0% (15.0% of Total Investments)
4,705	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/08 at 100.00	BB	4,646,046
	Hospital, Series 1993, 5.750%, 5/15/15
945	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	944,282
	Series 2005, 5.000%, 11/15/34
155	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	154,163
	Series 2006, 5.000%, 4/01/37
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,595,853
	5.250%, 11/15/46 (UB)
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,543,830
	LLC, Series 2001A, 5.550%, 8/01/31
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A+	987,710
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
2,180	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,131,430
	Series 2006, 5.000%, 3/01/41
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	741,629
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	950,470
	Series 2007A, 4.750%, 4/01/33
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,266,446
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	970,900
	2007A, 4.500%, 5/15/37 – MBIA Insured

18,840	Total Health Care			18,932,759

	Housing/Multifamily – 2.0% (1.3% of Total Investments)
1,600	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	N/R	1,627,088
	Apartment Communities Development, Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

	Housing/Single Family – 0.5% (0.3% of Total Investments)
200	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	214,728
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
200	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/08 at 101.00	AAA	202,430
	8/01/20 – MBIA Insured (Alternative Minimum Tax)
30	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	30,541
	Family Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

430	Total Housing/Single Family			447,699

	Industrials – 0.6% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	480,665
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 25.6% (16.8% of Total Investments)
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,072,900
1,500	5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	1,535,895
	California, General Obligation Bonds, Series 2004:
1,750	5.000%, 4/01/22	4/14 at 100.00	A+	1,839,495
1,400	5.200%, 4/01/26	4/14 at 100.00	A+	1,474,466
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/07 at 100.00	A1	4,001,840
	(Alternative Minimum Tax)
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	6,289,916
	5.000%, 6/01/29 – FSA Insured
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	3,371,760
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	16,216
	5.250%, 8/01/22 – MBIA Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	141,155
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,426,476
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured

20,155	Total Tax Obligation/General			21,170,119

	Tax Obligation/Limited – 45.2% (29.5% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,027,660
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AAA	1,771,326
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AAA	1,935,926
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/09 at 101.00	AAA	6,186,400
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	982,821
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	171,598
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	515,740
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,450	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,470,257
	Revenue Bonds, Series 2005A, Residual Series 1500, 7.150%, 6/01/45 – AMBAC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
80	5.000%, 9/01/26	9/16 at 100.00	N/R	76,934
185	5.125%, 9/01/36	9/16 at 100.00	N/R	173,880
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AAA	2,575,925
	5.000%, 6/01/31 – MBIA Insured
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	AAA	3,618,160
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – MBIA Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	316,467
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AAA	1,998,520
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AAA	3,315,660
	8/01/35 – MBIA Insured
1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	8/08 at 102.00	N/R	1,031,370
	Business Centre, Series 1998, 6.500%, 8/15/09
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	159,146
	2005A, 5.000%, 9/01/35 – XLCA Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	195,413
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,691,760
	5.400%, 11/01/20 – MBIA Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA–	3,353,490
	5.400%, 11/01/20
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/08 at 101.00	Baa3	1,525,815
1,000	5.800%, 9/01/27	9/08 at 101.00	Baa3	1,013,520
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%,	12/11 at 102.00	AAA	2,206,190
	12/01/19 – AMBAC Insured

35,700	Total Tax Obligation/Limited			37,313,978

	Transportation – 3.2% (2.1% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	817,588
	2006, 5.000%, 4/01/31
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,837,800
	1995A, 5.000%, 1/01/35

2,780	Total Transportation			2,655,388

	U.S. Guaranteed – 24.5% (16.0% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
400	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	438,276
2,250	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,442,308
1,200	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	1,276,776
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,344,850
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
1,000	5.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,101,260
1,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,107,480
2,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	2,439,428
	5.000%, 7/01/22 (Pre-refunded 7/01/13) – FSA Insured
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,837,964
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AAA	2,121,720
	(Pre-refunded 7/01/10) – MBIA Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,090,060
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

18,595	Total U.S. Guaranteed			20,200,122

	Utilities – 7.7% (5.1% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	901,125
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	290,538
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	306,641
	9/01/31 – XLCA Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,893,089
	2002Q, 5.250%, 8/15/20 – FSA Insured

6,040	Total Utilities			6,391,393

	Water and Sewer – 10.7% (7.0% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AAA	1,180,643
	AMBAC Insured
5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AAA	5,246,800
	9/01/29 – FGIC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	213,421
	5.000%, 4/01/36 – MBIA Insured
370	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	387,342
	2006, 5.000%, 12/01/36 – FGIC Insured
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,824,205
	Project, Series 2003, 5.500%, 7/01/33

8,495	Total Water and Sewer			8,852,411

$ 121,770	Total Investments (cost $121,901,296) – 153.0%			126,277,823

	Floating Rate Obligations – (2.8)%			(2,352,000)

	Other Assets Less Liabilities – 1.9%			1,615,266

	Preferred Shares, at Liquidation Value – (52.1)%			(43,000,000)

	Net Assets Applicable to Common Shares – 100%			$82,541,089

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$1,500,000	Pay	3-Month USD-LIBOR	5.215%	Semi-Annually	3/12/08	3/12/30	$ 63,519
JPMorgan	1,500,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	138,204

								$201,723

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $119,480,500.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,027,464
Depreciation	(582,274)

Net unrealized appreciation (depreciation) of investments	$4,445,190

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.